Property, plant and equipment, net (Tables)	12 Months Ended
Mar. 31, 2017
Property, plant and equipment, net
Schedule of property, plant and equipment, net

	March 31,
	2016	2017	2017
	RMB	RMB	US$

Buildings	584,661	593,369	86,205
Leasehold improvements	14,864	14,864	2,159
Machineries	149,213	154,359	22,425
Motor vehicles	15,808	17,152	2,492
Furniture, fixtures and equipment	41,099	44,266	6,431
Construction-in-progress	1,102	2,806	408

	806,747	826,816	120,120
Less: Accumulated depreciation	(232,180)	(275,382)	(40,007)

Total property, plant and equipment, net	574,567	551,434	80,113

Schedule of depreciation expense of property, plant and equipment

	Year ended March 31,
	2015	2016	2017	2017
	RMB	RMB	RMB	US$

Direct costs	28,819	29,812	29,883	4,341
Research and development	2,231	1,118	1,372	199
Sales and marketing	2,530	3,070	3,051	443
General and administrative	12,408	11,545	11,554	1,679

Total depreciation expense	45,988	45,545	45,860	6,662